Right-of-Use Assets and Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Right-of-use Assets and Lease Liabilities [Abstract]
Schedule of right-of-use assets and lease liabilities

	Right-of-use assets
	Offices and labs	Vechicles	Production Plant	Total	Lease liabilities

As of January 1, 2019	$2,104	$240	$4,525	$6,869	$6,795

Depreciation expenses	(1,170)	(135)	(515)	(1,820)	-
Interest expenses	-	-	-	-	758
Other	-	70	14	84	81
Payments	-	-	-	-	(1,663)

As of December 31, 2019	$934	$175	$4,024	$5,133	$5,971

Schedule future minimum lease fees
First year	$1,925
Second through fifth years	1,378
After fifth year	3,197

$6,500

Schedule of right-of-use assets by class of underlying asset
%

Production Plant	11
Offices and labs	50
Vehicles	33-100